Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Movements in Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
At January 1,	$ 5,863	$ 5,741
Transfer from Level 2	8,908
Exchange realignment	(79)	122
At December 31,	$ 14,692	$ 5,863